Loans, Impaired Loans, and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2024
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
Loans and Acceptances

– Business and Government

(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Loans at amortized cost $ 352,034 $ 326,528
Customers’ liability under acceptances 19 17,569
Loans at FVOCI

(Note 4)
159 421
Loans and acceptances 352,212 344,518
Allowance for loan losses 3,355 2,990
Loans and acceptances, net of allowance $ 348,857 $ 341,528
(a) LOANS AND ACCEPTANCES
The following table provides details regarding

the Bank’s loans and acceptances as at July

31, 2024 and October 31, 2023.
Loans and Acceptances

(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Residential mortgages $ 329,262 $ 320,341
Consumer instalment and other personal 224,323 217,554
Credit card 40,517 38,660
Business and government 352,034 326,528

946,136 903,083
Customers’ liability under acceptances

19 17,569
Loans at FVOCI

(Note 4)
159 421
Total loans

and acceptances
946,314 921,073
Total allowance for loan losses 7,811 7,136
Total loans

and acceptances, net of allowance
$ 938,503 $ 913,937
Business and government loans (including

loans at FVOCI) and customers’ liability

under acceptances are grouped together

as reflected below for presentation in
the “Loans and Acceptances by Risk Ratings”

table.
(b) CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the probability of default

(PD)

of the borrower using proprietary industry

and sector specific
risk models and expert judgment. Refer to

the shaded areas of the “Managing Risk”

section of the 2023 MD&A for further

details, including the mapping of PD
ranges to risk levels for retail exposures

as well as the Bank’s 21-point BRR scale

to risk levels and external ratings for non-retail

exposures.
The following table provides the gross carrying

amounts of loans,

acceptances and credit risk exposures

on loan commitments and financial guarantee

contracts
by internal risk ratings for credit risk management

purposes, presenting separately those that

are subject to Stage 1, Stage 2, and Stage

3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages 1,2,3
Low Risk $ 237,386 $ 674 $ n/a $ 238,060 $ 225,596 $ 46 $ n/a $ 225,642
Normal Risk 62,259 15,291 n/a 77,550 70,423 11,324 n/a 81,747
Medium Risk 230 9,596 n/a 9,826 110 9,581 n/a 9,691
High Risk 7 3,119 330 3,456 10 2,573 325 2,908
Default n/a n/a 370 370 n/a n/a 353 353
Total loans 299,882 28,680 700 329,262 296,139 23,524 678 320,341
Allowance for loan losses 129 198 58 385 154 192 57 403
Loans, net of allowance 299,753 28,482 642 328,877 295,985 23,332 621 319,938
Consumer instalment and other personal 4

Low Risk 99,678 2,630 n/a 102,308 100,102 2,278 n/a 102,380
Normal Risk 63,039 12,933 n/a 75,972 60,613 13,410 n/a 74,023
Medium Risk 26,868 6,450 n/a 33,318 24,705 5,816 n/a 30,521
High Risk 4,119 7,687 388 12,194 4,122 5,700 323 10,145
Default n/a n/a 531 531 n/a n/a 485 485
Total loans 193,704 29,700 919 224,323 189,542 27,204 808 217,554
Allowance for loan losses 663 1,124 238 2,025 653 959 197 1,809
Loans, net of allowance 193,041 28,576 681 222,298 188,889 26,245 611 215,745
Credit card

Low Risk 6,987 14 n/a 7,001 6,499 12 n/a 6,511
Normal Risk 11,503 183 n/a 11,686 11,171 134 n/a 11,305
Medium Risk 12,832 1,125 n/a 13,957 12,311 1,163 n/a 13,474
High Risk 2,818 4,523 417 7,758 2,567 4,289 401 7,257
Default n/a n/a 115 115 n/a n/a 113 113
Total loans 34,140 5,845 532 40,517 32,548 5,598 514 38,660
Allowance for loan losses 695 979 372 2,046 709 913 312 1,934
Loans, net of allowance 33,445 4,866 160 38,471 31,839 4,685 202 36,726
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 159,512 109 n/a 159,621 159,477 101 n/a 159,578
Non-investment grade or Medium Risk 163,142 11,046 n/a 174,188 161,651 10,278 n/a 171,929
Watch and classified or High Risk 699 15,685 83 16,467 604 11,017 75 11,696
Default n/a n/a 1,936 1,936 n/a n/a 1,315 1,315
Total loans and acceptances 323,353 26,840 2,019 352,212 321,732 21,396 1,390 344,518
Allowance for loan and acceptances

losses
994 1,764 597 3,355 1,157 1,371 462 2,990
Loans and acceptances, net of allowance 322,359 25,076 1,422 348,857 320,575 20,025 928 341,528
Total loans and acceptances 6 851,079 91,065 4,170 946,314 839,961 77,722 3,390 921,073
Total allowance for loan losses 6,7 2,481 4,065 1,265 7,811 2,673 3,435 1,028 7,136
Total loans and acceptances, net of

allowance
6
$ 848,598 $ 87,000 $ 2,905 $ 938,503 $ 837,288 $ 74,287 $ 2,362 $ 913,937
Includes impaired loans with a balance of $ 212

million (October 31, 2023 – $
271

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 21 billion (October 31, 2023 – $
17

billion) and $
3

billion (October 31, 2023 –
$ 3

billion), respectively.
Includes insured mortgages of $ 72

billion (October 31, 2023 – $
74

billion).
4

Includes Canadian government-insured real estate personal loans of $
6

billion (October 31, 2023 – $
7

billion).
Includes loans guaranteed by government agencies of $ 25

billion (October 31, 2023 – $
26

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
6

Stage 3 includes acquired credit-impaired (ACI) loans of
nil

(October 31, 2023 – $
91

million) and a related allowance for loan losses of
nil

(October 31, 2023 – $
6

million), which have
been included in the “Default”

risk rating category as they were impaired at acquisition.
7

Includes allowance for loan losses related to loans that are measured at FVOCI of nil

(October 31, 2023 –
nil ).
Loans and Acceptances by Risk Ratings (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 262,464 $ 1,361 $ n/a $ 263,825 $ 254,231 $ 1,093 $ n/a $ 255,324
Normal Risk 92,910 1,271 n/a 94,181 91,474 1,112 n/a 92,586
Medium Risk 18,601 1,199 n/a 19,800 19,774 1,079 n/a 20,853
High Risk 1,157 1,225 – 2,382 1,209 1,198 – 2,407
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 282,548 – n/a 282,548 264,029 – n/a 264,029
Non-investment grade 99,945 5,162 n/a 105,107 98,068 4,396 n/a 102,464
Watch and classified 256 4,466 – 4,722 218 4,158 – 4,376
Default n/a n/a 194 194 n/a n/a 107 107
Total off-balance sheet credit
instruments 757,881 14,684 194 772,759 729,003 13,036 107 742,146
Allowance for off-balance sheet credit

instruments 428 582 13 1,023 476 565 8 1,049
Total off-balance sheet credit
instruments, net of allowance $ 757,453 $ 14,102 $ 181 $ 771,736 $ 728,527 $ 12,471 $ 99 $ 741,097
Excludes mortgage commitments.
2

Includes $
378

billion (October 31, 2023 – $
369

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
65

billion (October 31, 2023 – $
62

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c) ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three and nine months ended July 31,

2024 and July 31, 2023,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
July 31, 2024 July 31, 2023
Residential mortgages $ 403 $ (16) $ (2) $ – $ 385 $ 334 $ 45 $ (1) $ – $ 378
Consumer instalment and other
personal 2,072 339 (302) 1 2,110 1,766 246 (199) (19) 1,794
Credit card 2,644 397 (396) 6 2,651 2,480 294 (287) (46) 2,441
Business and government 3,428 351 (88) (3) 3,688 3,064 181 (28) (58) 3,159
Total allowance for loan losses,
including off-balance sheet
instruments 8,547 1,071 (788) 4 8,834 7,644 766 (515) (123) 7,772
Debt securities at amortized cost 2 1 – – 3 2 – – (1) 1
Debt securities at FVOCI 1 – – – 1 1 – – – 1
Total allowance for credit
losses on debt securities 3 1 – – 4 3 – – (1) 2
Total allowance for credit losses $ 8,550 $ 1,072 $ (788) $ 4 $ 8,838 $ 7,647 $ 766 $ (515) $ (124) $ 7,774
Comprising:
Allowance for credit losses on
loans at amortized cost $ 7,545

$ 7,811 $ 6,644

$ 6,784
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 7,545 7,811 6,644 6,784
Allowance for off-balance sheet
instruments 1,002 1,023 1,000 988

Allowance for credit losses on

debt securities 3 4 3 2

For the nine months ended
July 31, 2024 July 31, 2023
Residential mortgages $ 403 $ (16) $ (5) $ 3 $ 385 $ 323 $ 61 $ (5) $ (1) $ 378
Consumer instalment and other
personal 1,895 1,082 (865) (2) 2,110 1,704 691 (576) (25) 1,794
Credit card 2,577 1,250 (1,168) (8) 2,651 2,352 958 (815) (54) 2,441
Business and government 3,310 828 (408) (42) 3,688 2,984 346 (116) (55) 3,159
Total allowance for loan losses,
including off-balance sheet
instruments 8,185 3,144 (2,446) (49) 8,834 7,363 2,056 (1,512) (135) 7,772
Debt securities at amortized cost 2 1 – – 3 1 – – – 1
Debt securities at FVOCI 2 (1) – – 1 2 (1) – – 1
Total allowance for credit
losses on debt securities 4 – – – 4 3 (1) – – 2
Total allowance for credit losses $ 8,189 $ 3,144 $ (2,446) $ (49) $ 8,838 $ 7,366 $ 2,055 $ (1,512) $ (135) $ 7,774
Comprising:
Allowance for credit losses on
loans at amortized cost $ 7,136

$ 7,811 $ 6,432

$ 6,784
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 7,136 7,811 6,432 6,784
Allowance for off-balance sheet

instruments 1,049 1,023 931 988

Allowance for credit losses on

debt securities 4 4 3 2
(d) ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the three months ended July 31,

2024 and July 31, 2023.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
July 31, 2024 July 31, 2023
Stage 1 Stage 2 Stage 3 1 Total Stage 1 Stage 2 Stage 3 1 Total
Residential Mortgages
Balance at beginning of period $ 129 $ 214 $ 60 $ 403 $ 116 $ 169 $ 49 $ 334
Provision for credit losses
Transfer to Stage 1 2 42 (42) – – 41 (40) (1) –
Transfer to Stage 2 (6) 12 (6) – (5) 8 (3) –
Transfer to Stage 3 – (6) 6 – (1) (10) 11 –
Net remeasurement due to transfers into stage 3 (10) 5 – (5) (7) 3 – (4)
New originations or purchases 4 9 n/a n/a 9 17 n/a n/a 17
Net repayments 5 (1) – – (1) (1) – – (1)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (2) (8) (6) (16) (2) (5) (3) (10)
Changes to risk, parameters, and models 7 (32) 23 6 (3) 2 39 2 43
Disposals – – – – – – – –
Write-offs – – (2) (2) – – (3) (3)
Recoveries – – – – – – 2 2
Foreign exchange and other adjustments – – – – (1) (1) 2 –
Balance at end of period $ 129 $ 198 $ 58 $ 385 $ 159 $ 163 $ 56 $ 378
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 688 $ 1,146 $ 238 $ 2,072 $ 675 $ 921 $ 170 $ 1,766
Provision for credit losses
Transfer to Stage 1 2 178 (177) (1) – 167 (166) (1) –
Transfer to Stage 2 (61) 82 (21) – (47) 63 (16) –
Transfer to Stage 3 (2) (61) 63 – (2) (46) 48 –
Net remeasurement due to transfers into stage 3 (81) 78 3 – (61) 53 2 (6)
New originations or purchases 4 94 n/a n/a 94 111 n/a n/a 111
Net repayments 5 (20) (25) (5) (50) (21) (18) (2) (41)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (22) (31) (13) (66) (21) (25) (13) (59)
Changes to risk, parameters, and models 7 (82) 167 276 361 (102) 153 190 241
Disposals – – – – – – – –
Write-offs – – (386) (386) – – (275) (275)
Recoveries – – 84 84 – – 76 76
Foreign exchange and other adjustments – 1 – 1 (8) (9) (2) (19)
Balance, including off-balance sheet instruments,
at end of period 692 1,180 238 2,110 691 926 177 1,794
Less: Allowance for off-balance sheet instruments 8 29 56 – 85 37 50 – 87
Balance at end of period $ 663 $ 1,124 $ 238 $ 2,025 $ 654 $ 876 $ 177 $ 1,707
Credit Card 9
Balance, including off-balance sheet instruments,
at beginning of period $ 915 $ 1,345 $ 384 $ 2,644 $ 964 $ 1,235 $ 281 $ 2,480
Provision for credit losses
Transfer to Stage 1 2 301 (289) (12) – 303 (294) (9) –
Transfer to Stage 2 (73) 98 (25) – (71) 88 (17) –
Transfer to Stage 3 (5) (206) 211 – (4) (171) 175 –
Net remeasurement due to transfers into stage 3 (132) 109 6 (17) (131) 105 5 (21)
New originations or purchases 4 37 n/a n/a 37 47 n/a n/a 47
Net repayments 5 – – 15 15 (3) 1 13 11
Derecognition of financial assets (excluding
disposals and write-offs) 6 (10) (17) (99) (126) (11) (18) (80) (109)
Changes to risk, parameters, and models 7 (93) 294 287 488 (109) 275 200 366
Disposals – – – – – – – –
Write-offs – – (478) (478) – – (360) (360)
Recoveries – – 82 82 – – 73 73
Foreign exchange and other adjustments 3 2 1 6 (18) (22) (6) (46)
Balance, including off-balance sheet instruments,
at end of period 943 1,336 372 2,651 967 1,199 275 2,441
Less: Allowance for off-balance sheet instruments 8 248 357 – 605 280 350 – 630
Balance at end of period $ 695 $ 979 $ 372 $ 2,046 $ 687 $ 849 $ 275 $ 1,811
Includes allowance for loan losses related to ACI loans.
2

Transfers represent stage transfer movements prior to ECL remeasurement.

3

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2023

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

6

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2023 Annual Consolidated Financial Statements for further details.

8

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
9

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2023 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
July 31, 2024 July 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Business and Government
2
Balance, including off-balance sheet instruments,
at beginning of period $ 1,170 $ 1,778 $ 480 $ 3,428 $ 1,261 $ 1,441 $ 362 $ 3,064
Provision for credit losses
Transfer to Stage 1 3 80 (80) – – 71 (71) – –
Transfer to Stage 2 (158) 163 (5) – (128) 131 (3) –
Transfer to Stage 3 (1) (85) 86 – (1) (59) 60 –
Net remeasurement due to transfers into stage 3 (27) 26 1 – (21) 27 1 7
New originations or purchases 3 296 n/a n/a 296 300 n/a n/a 300
Net repayments 3 2 (22) (7) (27) 8 (10) (16) (18)
Derecognition of financial assets (excluding
disposals and write-offs) 3 (161) (196) (75) (432) (173) (155) (127) (455)
Changes to risk, parameters, and models 3 (61) 340 235 514 (20) 120 247 347
Disposals – – – – – – – –
Write-offs – – (113) (113) – – (49) (49)
Recoveries – – 25 25 – – 21 21
Foreign exchange and other adjustments 5 9 (17) (3) (27) (16) (15) (58)
Balance, including off-balance sheet instruments,
at end of period 1,145 1,933 610 3,688 1,270 1,408 481 3,159
Less: Allowance for off-balance sheet instruments 4 151 169 13 333 152 117 2 271
Balance at end of period 994 1,764 597 3,355 1,118 1,291 479 2,888
Total Allowance, including

off-balance sheet

instruments, at end of period 2,909 4,647 1,278 8,834 3,087 3,696 989 7,772
Less: Total Allowance for

off-balance sheet

instruments 4 428 582 13 1,023 469 517 2 988
Total Allowance for Loan Losses

at end of period
$ 2,481 $ 4,065 $ 1,265 $ 7,811 $ 2,618 $ 3,179 $ 987 $ 6,784
Includes allowance for loan losses related to ACI loans.
2

Includes allowance for loan losses related to customers’ liability under acceptances.
3

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(e)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans, the key

macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 of the Bank’s 2023 Annual

Consolidated Financial
Statements for a discussion of how forward-looking

information is generated and considered

in determining whether there has been

a significant increase in credit
risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period. The following

table sets out average values of the macroeconomic

variables over the four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at July 31, 2024.

As the forecast period increases, information

about the future becomes less readily

available and projections are
anchored on assumptions around structural relationships

between economic parameters that

are inherently much less certain. Restrictive

monetary policy
continues to contribute

to elevated economic uncertainty, particularly in Canada

where household debt levels remain elevated,

and is likely to continue to weigh on
near-term economic growth and lead to a

further modest increase in the unemployment

rate.
Macroeconomic Variables
As at
July 31, 2024
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q3 2024- 4-year Q3 2024- 4-year Q3 2024- 4-year
Q2 2025 1 period 1 Q2 2025 1 period 1 Q2 2025 1 period 1

Unemployment rate
Canada 6.6% 6.0% 5.7% 5.6% 7.6% 7.3%
United States 4.0 4.0 3.5 3.7 5.2 5.4
Real GDP
Canada 1.4 1.9 1.9 2.1 (0.5) 2.2
United States 1.9 2.1 2.6 2.4 (0.4) 2.4
Home prices
Canada (average existing price) 2 3.5 3.3 5.4 3.7 (8.0) 3.6
United States (CoreLogic HPI) 3 1.6 3.0 5.3 3.8 (9.2) 4.3
Central bank policy interest rate
Canada 3.94 2.34 4.69 2.70 2.69 1.86
United States 5.06 3.09 5.44 3.50 3.38 2.48
U.S. 10-year treasury yield 4.11 3.47 4.66 3.82 3.86 3.41
U.S. 10-year BBB spread (%-pts) 1.75 1.80 1.54 1.75 2.40 2.09
Exchange rate (U.S. dollar/Canadian dollar) $ 0.72 $ 0.75 $ 0.74 $ 0.76 $ 0.70 $ 0.71
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
July 31, 2024 October 31, 2023
Probability-weighted ECLs $ 7,556 $ 7,149
All performing loans and off-balance sheet instruments

using 12-month ECLs
5,543 5,295
Incremental lifetime ECLs impact $ 2,013 $ 1,854
(g)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets.

Foreclosed
assets held for sale were $ 72

million as at July 31, 2024 (October 31, 2023 – $
59

million) and were recorded in Other assets

on the Interim Consolidated Balance
Sheet.
(h)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet their

payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 349 $ 106 $ 455 $ 286 $ 81 $ 367
Consumer instalment and other personal 1,042 333 1,375 870 287 1,157
Credit card 368 252 620 359 242 601
Business and government 289 88 377 264 103 367
Total

$ 2,048 $ 779 $ 2,827 $ 1,779 $ 713 $ 2,492
Includes loans that are measured at FVOCI.
(f)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic

variables in the forward-looking forecasts

and respective probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase

in credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted

ECLs, with the latter derived from

three ECL scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
July 31, 2024 October 31, 2023
Probability-weighted ECLs $ 7,556 $ 7,149
Base ECLs 7,146 6,658
Difference – in amount $ 410 $ 491
Difference – in percentage 5.7% 7.4%
ECLs for performing loans and off-balance sheet

instruments consist of an aggregate amount

of Stage 1 and Stage 2 probability-weighted

ECLs which are twelve-
month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage

2 ECLs result from a significant

increase in credit risk since initial recognition

of the
loan.
The following table shows the estimated

impact of staging on ECLs by presenting all

performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the nine months ended July 31,

2024 and July 31, 2023.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the nine months ended
July 31, 2024 July 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Residential Mortgages
Balance at beginning of period $ 154 $ 192 $ 57 $ 403 $ 127 $ 140 $ 56 $ 323
Provision for credit losses
Transfer to Stage 1 2 110 (107) (3) – 97 (95) (2) –
Transfer to Stage 2 (23) 40 (17) – (19) 31 (12) –
Transfer to Stage 3 – (23) 23 – (2) (18) 20 –
Net remeasurement due to transfers into stage 3 (24) 18 – (6) (18) 14 – (4)
New originations or purchases 4 24 n/a n/a 24 33 n/a n/a 33
Net repayments 5 (3) – – (3) (3) (2) – (5)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (5) (20) (29) (54) (4) (13) (9) (26)
Changes to risk, parameters, and models 7 (103) 97 29 23 (50) 107 6 63
Disposals – – – – – – – –
Write-offs – – (6) (6) – – (8) (8)
Recoveries – – 1 1 – – 3 3
Foreign exchange and other adjustments (1) 1 3 3 (2) (1) 2 (1)
Balance at end of period $ 129 $ 198 $ 58 $ 385 $ 159 $ 163 $ 56 $ 378
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 688 $ 1,010 $ 197 $ 1,895 $ 654 $ 896 $ 154 $ 1,704
Provision for credit losses
Transfer to Stage 1 2 451 (448) (3) – 473 (469) (4) –
Transfer to Stage 2 (191) 254 (63) – (147) 200 (53) –
Transfer to Stage 3 (8) (183) 191 – (6) (141) 147 –
Net remeasurement due to transfers into stage 3 (198) 235 7 44 (162) 156 7 1
New originations or purchases 4 270 n/a n/a 270 309 n/a n/a 309
Net repayments 5 (56) (70) (12) (138) (44) (62) (8) (114)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (55) (77) (39) (171) (56) (72) (30) (158)
Changes to risk, parameters, and models 7 (208) 461 824 1,077 (320) 430 543 653
Disposals – – – – – – – –
Write-offs – – (1,103) (1,103) – – (795) (795)
Recoveries – – 238 238 – – 219 219
Foreign exchange and other adjustments (1) (2) 1 (2) (10) (12) (3) (25)
Balance, including off-balance sheet instruments,
at end of period 692 1,180 238 2,110 691 926 177 1,794
Less: Allowance for off-balance sheet instruments 8 29 56 – 85 37 50 – 87
Balance at end of period $ 663 $ 1,124 $ 238 $ 2,025 $ 654 $ 876 $ 177 $ 1,707
Credit Card 9
Balance, including off-balance sheet instruments,
at beginning of period $ 988 $ 1,277 $ 312 $ 2,577 $ 954 $ 1,191 $ 207 $ 2,352
Provision for credit losses
Transfer to Stage 1 2 810 (783) (27) – 872 (852) (20) –
Transfer to Stage 2 (249) 310 (61) – (233) 276 (43) –
Transfer to Stage 3 (16) (668) 684 – (14) (514) 528 –
Net remeasurement due to transfers into stage 3 (358) 369 19 30 (397) 353 15 (29)
New originations or purchases 4 116 n/a n/a 116 144 n/a n/a 144
Net repayments 5 14 6 50 70 59 2 41 102
Derecognition of financial assets (excluding
disposals and write-offs) 6 (30) (51) (271) (352) (33) (59) (191) (283)
Changes to risk, parameters, and models 7 (329) 880 835 1,386 (364) 829 559 1,024
Disposals – – – – – – – –
Write-offs – – (1,408) (1,408) – – (1,031) (1,031)
Recoveries – – 240 240 – – 216 216
Foreign exchange and other adjustments (3) (4) (1) (8) (21) (27) (6) (54)
Balance, including off-balance sheet instruments,
at end of period 943 1,336 372 2,651 967 1,199 275 2,441
Less: Allowance for off-balance sheet instruments 8 248 357 – 605 280 350 – 630
Balance at end of period $ 695 $ 979 $ 372 $ 2,046 $ 687 $ 849 $ 275 $ 1,811
Includes allowance for loan losses related to ACI loans.
2

Transfers represent stage transfer movements prior to ECL remeasurement.

3

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the

Bank’s 2023 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

6

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2023 Annual Consolidated Financial Statements for further details.

8

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
9

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2023 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the nine months ended
July 31, 2024 July 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Business and Government
2
Balance, including off-balance sheet instruments,
at beginning of period $ 1,319 $ 1,521 $ 470 $ 3,310 $ 1,220 $ 1,417 $ 347 $ 2,984
Provision for credit losses
Transfer to Stage 1 3 194 (194) – – 293 (291) (2) –
Transfer to Stage 2 (441) 453 (12) – (411) 420 (9) –
Transfer to Stage 3 (17) (220) 237 – (10) (98) 108 –
Net remeasurement due to transfers into stage 3 (66) 119 6 59 (85) 78 1 (6)
New originations or purchases 3 864 n/a n/a 864 897 n/a n/a 897
Net repayments 3 19 (41) (36) (58) 40 (49) (59) (68)
Derecognition of financial assets (excluding
disposals and write-offs) 3 (494) (450) (220) (1,164) (524) (427) (366) (1,317)
Changes to risk, parameters, and models 3 (221) 736 612 1,127 (136) 376 600 840
Disposals – – – – – – – –
Write-offs – – (459) (459) – – (157) (157)
Recoveries – – 51 51 – – 41 41
Foreign exchange and other adjustments (12) 9 (39) (42) (14) (18) (23) (55)
Balance, including off-balance sheet instruments,
at end of period 1,145 1,933 610 3,688 1,270 1,408 481 3,159
Less: Allowance for off-balance sheet instruments 4 151 169 13 333 152 117 2 271
Balance at end of period 994 1,764 597 3,355 1,118 1,291 479 2,888
Total Allowance, including

off-balance sheet

instruments, at end of period 2,909 4,647 1,278 8,834 3,087 3,696 989 7,772
Less: Total Allowance for

off-balance sheet

instruments 4 428 582 13 1,023 469 517 2 988
Total Allowance for Loan Losses

at end of period
$ 2,481 $ 4,065 $ 1,265 $ 7,811 $ 2,618 $ 3,179 $ 987 $ 6,784
Includes allowance for loan losses related to ACI loans.
2

Includes allowance for loan losses related to customers’ liability under acceptances.
3

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
NOTE 6: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES